Weighted Average Actuarial Assumptions Used in Measuring Net Periodic Benefit Cost and Plan Obligations - Pension Plan (Detail) (Pension Plans, Defined Benefit)	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost, Discount rate	5.50%	5.40%	6.50%
Net periodic benefit cost, Long-term rate of return on plan assets	6.50%	7.30%	7.60%
Net periodic benefit cost, Rate of compensation increase			3.50%
Plan obligations, Discount rate	4.20%	5.50%	5.40%
Plan obligations, Rate of compensation increase